CONDENSED STATEMENT OF STOCKHOLDERS' DEFICIT - USD ($) $ in Thousands	Total	Convertible Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit
Balance at Dec. 31, 2013	$ 1,260	$ 0	$ 1	$ 33,644	$ (32,385)
Balance (in shares) at Dec. 31, 2013		0	908,432
Stock-based compensation	1,319	$ 0	$ 0	1,319	0
Common stock and warrants issued as payment of services and consulting fees	735	$ 0	$ 0	735	0
Common stock and warrants issued as payment of services and consulting fees (in shares)		0	26,601
Sale of common stock and warrants at $24.00 per share (Registered Offering)	3,331	$ 0	$ 0	3,331	0
Sale of common stock and warrants at $24.00 per share (Registered Offering) (in shares)		0	138,799
Sale of common stock and warrants at $24.00 per share (Private Placement)	773	$ 0	$ 0	773	0
Sale of common stock and warrants at $24.00 per share (Private Placement) (in shares)		0	32,208
Issuance cost of sales of common stock and warrants	(327)	$ 0	$ 0	(327)	0
Net loss	(6,994)	0	0	0	(6,994)
Balance at Dec. 31, 2014	97	$ 0	$ 1	39,475	(39,379)
Balance (in shares) at Dec. 31, 2014		0	1,106,040
Stock-based compensation	138	$ 0	$ 0	138	0
Common stock and warrants issued as payment of services and consulting fees	175	$ 0	$ 0	175	0
Common stock and warrants issued as payment of services and consulting fees (in shares)		0	4,257
Common stock issued upon conversion of note payable	139	$ 0	$ 0	139	0
Common stock issued upon conversion of note payable (in shares)		0	8,750
Sale of common stock and warrants at $21.00 per share	2,514	$ 0	$ 0	2,514	0
Sale of common stock and warrants at $21.00 per share (in shares)		0	119,709
Exercise of warrants	926	$ 0	$ 0	926	0
Exercise of warrants (in shares)		0	153,323
Sale of preferred stock and warrants at $4.50 per share	1,853	$ 0	$ 0	1,853	0
Sale of preferred stock and warrants at $4.50 per share (in shares)		1,853	0
Issuance cost of sales of common stock and warrants	(506)	$ 0	$ 0	(506)	0
Derivative liability	(1,358)	0	0	(1,358)	0
Net loss	(5,886)	0	0	0	(5,886)
Balance at Dec. 31, 2015	(1,908)	$ 0	$ 1	43,356	(45,265)
Balance (in shares) at Dec. 31, 2015		1,853	1,392,079
Stock-based compensation	70	$ 0	$ 0	70	0
Net loss	(2,201)	0	0	0	(2,201)
Balance at Sep. 30, 2016	$ (4,039)	$ 0	$ 1	$ 43,426	$ (47,466)
Balance (in shares) at Sep. 30, 2016		1,853	1,392,079